Transactions in Soles (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 214,551	$ 80,544	$ 78,519	$ 78,512
Trade and other receivables	306,884	269,089
Income tax credit	23,165	19,956
Prepaid expenses	17,551	11,392
Total assets	4,332,813	4,266,415	4,547,181
Liabilities
Bank loans	96,215	55,000	285,302	$ 40,000
Trade and other payables	(87,839)	(130,772)
Income tax payable	2,081	8,686
Provisions	76,847	62,502
Total liability	1,269,186	1,219,202	$ 1,157,945
Net asset (liability) position	$ 38,967	$ 31,056